Segment and geographic information - Profit or Loss and Assets for Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues:	$ 4,470,162	$ 4,331,878	$ 3,618,902
Segment Reconciliation [Abstract]
Franchised restaurants-occupancy expenses	(83,665)	(83,359)	(68,028)
General and administrative expenses	(279,859)	(285,000)	(239,263)
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	500,100	472,304	386,564
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(177,354)	(149,268)	(119,777)
Gains from sale and insurance recovery of property and equipment	5,486	2,030	1,949
Write-offs of long-lived assets	(2,650)	(8,401)	(3,143)
Impairment of long-lived assets	(1,067)	(2,626)	(1,171)
Operating income	324,515	314,039	264,422
Net interest expense and other financing results	(47,238)	(32,275)	(43,750)
Gain (loss) from derivative instruments	941	(13,183)	(10,490)
Foreign currency exchange results	(15,063)	10,774	16,501
Other non-operating expenses, net	(3,873)	(1,238)	(287)
Income tax expense, net	(109,903)	(95,702)	(85,476)
Net income attributable to non-controlling interests	(620)	(1,141)	(577)
Net income attributable to Arcos Dorados Holdings Inc.	148,759	181,274	140,343
Operating segments
Segment Reporting Information [Line Items]
Revenues:	4,470,162	4,331,878	3,618,902
Segment Reconciliation [Abstract]
Company-operated restaurant expenses	(3,663,872)	(3,534,810)	(2,962,861)
Franchised restaurants-occupancy expenses	(74,863)	(73,739)	(59,288)
General and administrative expenses	(248,363)	(262,887)	(224,614)
Other segment items	17,036	11,862	14,425
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	589,950	575,921	471,889
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(167,781)	(141,746)	(113,312)
Operating segments | Brazil
Segment Reporting Information [Line Items]
Revenues:	1,768,311	1,701,547	1,429,105
Segment Reconciliation [Abstract]
Company-operated restaurant expenses	(1,338,301)	(1,301,637)	(1,096,919)
Franchised restaurants-occupancy expenses	(54,089)	(54,031)	(42,995)
General and administrative expenses	(54,007)	(58,608)	(53,810)
Other segment items	18,088	12,906	6,965
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	340,002	300,177	242,346
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(70,868)	(68,249)	(55,003)
Operating segments | NOLAD
Segment Reporting Information [Line Items]
Revenues:	1,225,751	1,132,912	920,189
Segment Reconciliation [Abstract]
Company-operated restaurant expenses	(1,048,552)	(962,214)	(777,989)
Franchised restaurants-occupancy expenses	(11,020)	(10,465)	(9,053)
General and administrative expenses	(50,197)	(48,188)	(37,645)
Other segment items	274	3,319	(212)
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	116,256	115,364	95,290
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(50,481)	(41,195)	(32,377)
Operating segments | SLAD
Segment Reporting Information [Line Items]
Revenues:	1,476,100	1,497,419	1,269,608
Segment Reconciliation [Abstract]
Company-operated restaurant expenses	(1,277,019)	(1,270,959)	(1,087,953)
Franchised restaurants-occupancy expenses	(9,754)	(9,243)	(7,240)
General and administrative expenses	(54,169)	(51,973)	(44,854)
Other segment items	(1,466)	(4,864)	4,692
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	133,692	160,380	134,253
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(46,432)	(32,302)	(25,932)
Operating segments | Corporate Segment
Segment Reconciliation [Abstract]
General and administrative expenses	(89,990)	(104,118)	(88,305)
Other segment items	140	501	2,980
Corporate and others
Adjusted EBITDA reconciliation:
Total adjusted EBITDA	(89,850)	(103,617)	(85,325)
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(9,966)	(8,178)	(7,134)
Purchase price allocation
(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	$ 393	$ 656	$ 669